FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Cash and cash equivalents | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 6,496,039
Cash and cash equivalents | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,624,010
Cash and cash equivalents | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,248,020
Marketable securities | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	70,255
Marketable securities | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,564
Marketable securities | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	35,128
Trade accounts receivable | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	7,090,160
Trade accounts receivable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,772,540
Trade accounts receivable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,545,080
Trade accounts payable | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(1,350,763)
Trade accounts payable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(337,691)
Trade accounts payable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(675,382)
Loans and financing | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(83,004,915)
Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(20,751,229)
Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(41,502,458)
Liabilities for asset acquisitions and associates | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(93,308)
Liabilities for asset acquisitions and associates | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(23,327)
Liabilities for asset acquisitions and associates | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	R$ (46,654)
Currency risk | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	25.00%
Currency risk | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	50.00%
Currency risk | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate | shares	6.1923